Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), Citigroup Global Markets Inc., Deutsche Bank AG, New York Branch, Deutsche Bank Securities Inc., DBR Investments Co. Limited and German American Capital Corporation, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the FS Commercial Mortgage Trust 2023-4SZN, Commercial Mortgage Pass-Through Certificates, Series 2023-4SZN securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 2 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of November 1, 2023.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 4, 2023 with certain Collateral attribute calculations adjusted for the Closing Date:

o	FS 2023-4SZN Accounting Tape Final.xlsx (provided on October 4, 2023).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “2019 STR Report” refers to a monthly STAR report prepared for both Properties for the month of December 2019.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “2020 STR Report” refers to a monthly STAR report prepared for both Properties for the month of December 2020.
●	The phrase “2022 STR Report” refers to a monthly STAR report prepared for both Properties for the month of December 2022.
●	The phrase “2023 STR Report” refers to a monthly STAR report prepared for both Properties for the month of July 2023.
●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
●	The phrase “Engineering Report” refers to a signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Management Agreement” refers to the respective management agreements associated with both Properties.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From August 17, 2023 through October 4, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 4, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

FS 2023-4SZN	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Appraisal Report	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Site Area (Acres)	Appraisal Report	None
15	Parking Spaces	Engineering Report	None
16	Meeting Space (SF)	Appraisal Report	None
17	Flag	Appraisal Report	None
18	Franchise Brand	Appraisal Report	None
19	Flag Expiration Date	Management Agreement	None
20	Flag Term Remaining	Recalculation	None
21	Property Manager	Management Agreement	None
22	Property Manager Expiration Date	Management Agreement	None
23	Property Manager Base Mgmt. Fee	Management Agreement	None
24	Rental Management Program Manager	Management Agreement	None
25	Rental Management Program Term	Management Agreement	None
26	Rental Management Program Fees	Management Agreement	None
27	Thomas Keller Restaurant Manager	Management Agreement	None
28	Thomas Keller Restaurant Manager Term	Management Agreement	None
29	Thomas Keller Restaurant Base Mgmt. Fee	Management Agreement	None
30	Owned Units	Appraisal Report	None
31	Rental Units	Appraisal Report	None
32	Total Units	Appraisal Report	None
33	Unit of Measure	Appraisal Report	None
34	Suites	Appraisal Report	None
35	Occupancy (%)	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

FS 2023-4SZN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
36	Occupancy Date	Underwriting File	None
37	Ownership Interest	Title Policy	None
38	Mortgage Loan Closing Date Balance	Loan Agreement	None
39	Mortgage Loan Closing Date Balance per Collateral Key	Recalculation	None
40	% of Mortgage Loan Closing Date Balance	Recalculation	None
41	Mortgage Loan Maturity Date Balance	Recalculation	None
42	Individual As-Is Appraised Value Date	Appraisal Report	None
43	Individual As-Is Appraised Value	Appraisal Report	None
44	Individual As-Is Appraised Value per Collateral Key	Recalculation	None
45	Engineering Report Provider	Engineering Report	None
46	Engineering Report Date	Engineering Report	None
47	Environmental Report Provider	Environmental Report	None
48	Environmental Report Date	Environmental Report	None
49	Phase II Recommended?	Environmental Report	None
50	Seismic Zone	Engineering Report	None
51	PML %	Engineering Report	None
52	Origination Date	None - Company Provided	None
53	Mortgage Loan Interest Rate	None - Company Provided	None
54	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
55	Amort Type	Loan Agreement	None
56	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
57	Annual Mortgage Loan Debt Service Payment	Recalculation	None
58	Grace Period	Loan Agreement	None
59	First Loan Payment Date	Loan Agreement	None
60	Seasoning	Recalculation	None
61	Original Term to Maturity (Months)	Recalculation	None
62	Remaining Term to Maturity (Months)	Recalculation	None
63	Original Amortization Term (Months)	Not Applicable*	None
64	Remaining Amortization Term (Months)	Not Applicable*	None
65	Original IO Term (Months)	Recalculation	None
66	Remaining IO Term (Months)	Recalculation	None
67	Maturity Date	Loan Agreement	None
68	Lockbox	Loan Agreement	None
69	Cash Management Type	Loan Agreement	None
70	Cash Management Trigger	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

FS 2023-4SZN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
71	Administrative Fee Rate (%)	Fee Schedule	None
72	Prepayment Provision	Loan Agreement	None
73	Partial Release Allowed?	Loan Agreement	None
74	Property Release Description	Loan Agreement	None
75	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
76	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
77	Mortgage Loan UW NOI Debt Yield	Recalculation	None
78	Mortgage Loan UW NCF Debt Yield	Recalculation	None
79	Mortgage Loan UW NOI DSCR	Recalculation	None
80	Mortgage Loan UW NCF DSCR	Recalculation	None
81	Initial Tax Escrow	Loan Agreement	None
82	Ongoing Tax Escrow Monthly	Loan Agreement	None
83	Tax Escrow Springing Conditions	Loan Agreement	None
84	Initial Insurance Escrow	Loan Agreement	None
85	Ongoing Insurance Escrow Monthly	Loan Agreement	None
86	Insurance Escrow Springing Conditions	Loan Agreement	None
87	Initial Immediate Repairs Escrow	Loan Agreement	None
88	Initial FF&E Escrow	Loan Agreement	None
89	Ongoing FF&E Escrow Monthly	Loan Agreement	None
90	FF&E Escrow Springing Conditions	Loan Agreement	None
91	Initial Other Escrow	Loan Agreement	None
92	Ongoing Other Escrow Monthly	Loan Agreement	None
93	Ongoing Other Escrow Springing Condition	Loan Agreement	None
94	Other Escrow Description	Loan Agreement	None
95	Available Room Nights 2019	Underwriting File	1.00
96	Available Room Nights 2020	Underwriting File	1.00
97	Available Room Nights 2021	Underwriting File	1.00
98	Available Room Nights 2022	Underwriting File	1.00
99	Available Room Nights July 2023 TTM	Underwriting File	1.00
100	Available Room Nights Sponsor 2023 Forecast	Underwriting File	1.00
101	Available Room Nights UW	Underwriting File	1.00
102	Occupied Room Nights 2019	Underwriting File	1.00
103	Occupied Room Nights 2020	Underwriting File	1.00
104	Occupied Room Nights 2021	Underwriting File	1.00
105	Occupied Room Nights 2022	Underwriting File	1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

FS 2023-4SZN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
106	Occupied Room Nights July 2023 TTM	Underwriting File	1.00
107	Occupied Room Nights Sponsor 2023 Forecast	Underwriting File	1.00
108	Occupied Room Nights UW	Underwriting File	1.00
109	Occupancy 2019	Recalculation	0.1%
110	Occupancy 2020	Recalculation	0.1%
111	Occupancy 2021	Recalculation	0.1%
112	Occupancy 2022	Recalculation	0.1%
113	Occupancy July 2023 TTM	Recalculation	0.1%
114	Occupancy Sponsor 2023 Forecast	Recalculation	0.1%
115	Occupancy UW	Recalculation	0.1%
116	ADR 2019	Recalculation	$1.00
117	ADR 2020	Recalculation	$1.00
118	ADR 2021	Recalculation	$1.00
119	ADR 2022	Recalculation	$1.00
120	ADR July 2023 TTM	Recalculation	$1.00
121	ADR Sponsor 2023 Forecast	Recalculation	$1.00
122	ADR UW	Recalculation	$1.00
123	RevPAR 2019	Recalculation	$1.00
124	RevPAR 2020	Recalculation	$1.00
125	RevPAR 2021	Recalculation	$1.00
126	RevPAR 2022	Recalculation	$1.00
127	RevPAR July 2023 TTM	Recalculation	$1.00
128	RevPAR Sponsor 2023 Forecast	Recalculation	$1.00
129	RevPAR UW	Recalculation	$1.00
130	Occupancy Penetration 2019	2019 STR Report	0.1%
131	Occupancy Penetration 2020	2020 STR Report	0.1%
132	Occupancy Penetration 2021	2022 STR Report	0.1%
133	Occupancy Penetration 2022	2022 STR Report	0.1%
134	Occupancy Penetration July 2023 TTM	2023 STR Report	0.1%
135	ADR Penetration 2019	2019 STR Report	0.1%
136	ADR Penetration 2020	2020 STR Report	0.1%
137	ADR Penetration 2021	2022 STR Report	0.1%
138	ADR Penetration 2022	2022 STR Report	0.1%
139	ADR Penetration July 2023 TTM	2023 STR Report	0.1%
140	RevPAR Penetration 2019	2019 STR Report	0.1%
141	RevPAR Penetration 2020	2020 STR Report	0.1%
142	RevPAR Penetration 2021	2022 STR Report	0.1%

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

FS 2023-4SZN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
143	RevPAR Penetration 2022	2022 STR Report	0.1%
144	RevPAR Penetration July 2023 TTM	2023 STR Report	0.1%
145	Rooms Revenue 2019	Underwriting File	$1.00
146	Rooms Revenue 2020	Underwriting File	$1.00
147	Rooms Revenue 2021	Underwriting File	$1.00
148	Rooms Revenue 2022	Underwriting File	$1.00
149	Rooms Revenue July 2023 TTM	Underwriting File	$1.00
150	Rooms Revenue Sponsor 2023 Forecast	Underwriting File	$1.00
151	Rooms Revenue UW	Underwriting File	$1.00
152	Residential Rental Revenue 2019	Underwriting File	$1.00
153	Residential Rental Revenue 2020	Underwriting File	$1.00
154	Residential Rental Revenue 2021	Underwriting File	$1.00
155	Residential Rental Revenue 2022	Underwriting File	$1.00
156	Residential Rental Revenue July 2023 TTM	Underwriting File	$1.00
157	Residential Rental Revenue Sponsor 2023 Forecast	Underwriting File	$1.00
158	Residential Rental Revenue UW	Underwriting File	$1.00
159	Thomas Keller Restaurant 2019	Underwriting File	$1.00
160	Thomas Keller Restaurant 2020	Underwriting File	$1.00
161	Thomas Keller Restaurant 2021	Underwriting File	$1.00
162	Thomas Keller Restaurant 2022	Underwriting File	$1.00
163	Thomas Keller Restaurant July 2023 TTM	Underwriting File	$1.00
164	Thomas Keller Restaurant Sponsor 2023 Forecast	Underwriting File	$1.00
165	Thomas Keller Restaurant UW	Underwriting File	$1.00
166	F&B Revenue 2019	Underwriting File	$1.00
167	F&B Revenue 2020	Underwriting File	$1.00
168	F&B Revenue 2021	Underwriting File	$1.00
169	F&B Revenue 2022	Underwriting File	$1.00
170	F&B Revenue July 2023 TTM	Underwriting File	$1.00
171	F&B Revenue Sponsor 2023 Forecast	Underwriting File	$1.00
172	F&B Revenue UW	Underwriting File	$1.00
173	Spa Revenue 2019	Underwriting File	$1.00
174	Spa Revenue 2020	Underwriting File	$1.00
175	Spa Revenue 2021	Underwriting File	$1.00
176	Spa Revenue 2022	Underwriting File	$1.00
177	Spa Revenue July 2023 TTM	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

FS 2023-4SZN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
178	Spa Revenue Sponsor 2023 Forecast	Underwriting File	$1.00
179	Spa Revenue UW	Underwriting File	$1.00
180	Other Operating Departments 2019	Underwriting File	$1.00
181	Other Operating Departments 2020	Underwriting File	$1.00
182	Other Operating Departments 2021	Underwriting File	$1.00
183	Other Operating Departments 2022	Underwriting File	$1.00
184	Other Operating Departments July 2023 TTM	Underwriting File	$1.00
185	Other Operating Departments Sponsor 2023 Forecast	Underwriting File	$1.00
186	Other Operating Departments UW	Underwriting File	$1.00
187	Retail 2019	Underwriting File	$1.00
188	Retail 2020	Underwriting File	$1.00
189	Retail 2021	Underwriting File	$1.00
190	Retail 2022	Underwriting File	$1.00
191	Retail July 2023 TTM	Underwriting File	$1.00
192	Retail Sponsor 2023 Forecast	Underwriting File	$1.00
193	Retail UW	Underwriting File	$1.00
194	Total Revenue 2019	Recalculation	$1.00
195	Total Revenue 2020	Recalculation	$1.00
196	Total Revenue 2021	Recalculation	$1.00
197	Total Revenue 2022	Recalculation	$1.00
198	Total Revenue July 2023 TTM	Recalculation	$1.00
199	Total Revenue Sponsor 2023 Forecast	Recalculation	$1.00
200	Total Revenue UW	Recalculation	$1.00
201	Rooms Expense 2019	Underwriting File	$1.00
202	Rooms Expense 2020	Underwriting File	$1.00
203	Rooms Expense 2021	Underwriting File	$1.00
204	Rooms Expense 2022	Underwriting File	$1.00
205	Rooms Expense July 2023 TTM	Underwriting File	$1.00
206	Rooms Expense Sponsor 2023 Forecast	Underwriting File	$1.00
207	Rooms Expense UW	Underwriting File	$1.00
208	Residential Rental Expense 2019	Underwriting File	$1.00
209	Residential Rental Expense 2020	Underwriting File	$1.00
210	Residential Rental Expense 2021	Underwriting File	$1.00
211	Residential Rental Expense 2022	Underwriting File	$1.00
212	Residential Rental Expense July 2023 TTM	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

FS 2023-4SZN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
213	Residential Rental Expense Sponsor 2023 Forecast	Underwriting File	$1.00
214	Residential Rental Expense UW	Underwriting File	$1.00
215	F&B Expense 2019	Underwriting File	$1.00
216	F&B Expense 2020	Underwriting File	$1.00
217	F&B Expense 2021	Underwriting File	$1.00
218	F&B Expense 2022	Underwriting File	$1.00
219	F&B Expense July 2023 TTM	Underwriting File	$1.00
220	F&B Expense Sponsor 2023 Forecast	Underwriting File	$1.00
221	F&B Expense UW	Underwriting File	$1.00
222	Thomas Keller Restaurant Expense 2019	Underwriting File	$1.00
223	Thomas Keller Restaurant Expense 2020	Underwriting File	$1.00
224	Thomas Keller Restaurant Expense 2021	Underwriting File	$1.00
225	Thomas Keller Restaurant Expense 2022	Underwriting File	$1.00
226	Thomas Keller Restaurant Expense July 2023 TTM	Underwriting File	$1.00
227	Thomas Keller Restaurant Expense Sponsor 2023 Forecast	Underwriting File	$1.00
228	Thomas Keller Restaurant Expense UW	Underwriting File	$1.00
229	Spa Expense 2019	Underwriting File	$1.00
230	Spa Expense 2020	Underwriting File	$1.00
231	Spa Expense 2021	Underwriting File	$1.00
232	Spa Expense 2022	Underwriting File	$1.00
233	Spa Expense July 2023 TTM	Underwriting File	$1.00
234	Spa Expense Sponsor 2023 Forecast	Underwriting File	$1.00
235	Spa Expense UW	Underwriting File	$1.00
236	Other Operating Departments Expense 2019	Underwriting File	$1.00
237	Other Operating Departments Expense 2020	Underwriting File	$1.00
238	Other Operating Departments Expense 2021	Underwriting File	$1.00
239	Other Operating Departments Expense 2022	Underwriting File	$1.00
240	Other Operating Departments Expense July 2023 TTM	Underwriting File	$1.00
241	Other Operating Departments Expense Sponsor 2023 Forecast	Underwriting File	$1.00
242	Other Operating Departments Expense UW	Underwriting File	$1.00
243	Retail Expense 2019	Underwriting File	$1.00
244	Retail Expense 2020	Underwriting File	$1.00
245	Retail Expense 2021	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

FS 2023-4SZN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
246	Retail Expense 2022	Underwriting File	$1.00
247	Retail Expense July 2023 TTM	Underwriting File	$1.00
248	Retail Expense Sponsor 2023 Forecast	Underwriting File	$1.00
249	Retail Expense UW	Underwriting File	$1.00
250	Total Departmental Expenses 2019	Recalculation	$1.00
251	Total Departmental Expenses 2020	Recalculation	$1.00
252	Total Departmental Expenses 2021	Recalculation	$1.00
253	Total Departmental Expenses 2022	Recalculation	$1.00
254	Total Departmental Expenses July 2023 TTM	Recalculation	$1.00
255	Total Departmental Expenses Sponsor 2023 Forecast	Recalculation	$1.00
256	Total Departmental Expenses UW	Recalculation	$1.00
257	Departmental Profit 2019	Recalculation	$1.00
258	Departmental Profit 2020	Recalculation	$1.00
259	Departmental Profit 2021	Recalculation	$1.00
260	Departmental Profit 2022	Recalculation	$1.00
261	Departmental Profit July 2023 TTM	Recalculation	$1.00
262	Departmental Profit Sponsor 2023 Forecast	Recalculation	$1.00
263	Departmental Profit UW	Recalculation	$1.00
264	Administration & General 2019	Underwriting File	$1.00
265	Administration & General 2020	Underwriting File	$1.00
266	Administration & General 2021	Underwriting File	$1.00
267	Administration & General 2022	Underwriting File	$1.00
268	Administration & General July 2023 TTM	Underwriting File	$1.00
269	Administration & General Sponsor 2023 Forecast	Underwriting File	$1.00
270	Administration & General UW	Underwriting File	$1.00
271	Credit Card Commissions 2019	Underwriting File	$1.00
272	Credit Card Commissions 2020	Underwriting File	$1.00
273	Credit Card Commissions 2021	Underwriting File	$1.00
274	Credit Card Commissions 2022	Underwriting File	$1.00
275	Credit Card Commissions July 2023 TTM	Underwriting File	$1.00
276	Credit Card Commissions Sponsor 2023 Forecast	Underwriting File	$1.00
277	Credit Card Commissions UW	Underwriting File	$1.00
278	Information & Telecom Systems 2019	Underwriting File	$1.00
279	Information & Telecom Systems 2020	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

FS 2023-4SZN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
280	Information & Telecom Systems 2021	Underwriting File	$1.00
281	Information & Telecom Systems 2022	Underwriting File	$1.00
282	Information & Telecom Systems July 2023 TTM	Underwriting File	$1.00
283	Information & Telecom Systems Sponsor 2023 Forecast	Underwriting File	$1.00
284	Information & Telecom Systems UW	Underwriting File	$1.00
285	Sales & Marketing 2019	Underwriting File	$1.00
286	Sales & Marketing 2020	Underwriting File	$1.00
287	Sales & Marketing 2021	Underwriting File	$1.00
288	Sales & Marketing 2022	Underwriting File	$1.00
289	Sales & Marketing July 2023 TTM	Underwriting File	$1.00
290	Sales & Marketing Sponsor 2023 Forecast	Underwriting File	$1.00
291	Sales & Marketing UW	Underwriting File	$1.00
292	Property Operation & Maintenance 2019	Underwriting File	$1.00
293	Property Operation & Maintenance 2020	Underwriting File	$1.00
294	Property Operation & Maintenance 2021	Underwriting File	$1.00
295	Property Operation & Maintenance 2022	Underwriting File	$1.00
296	Property Operation & Maintenance July 2023 TTM	Underwriting File	$1.00
297	Property Operation & Maintenance Sponsor 2023 Forecast	Underwriting File	$1.00
298	Property Operation & Maintenance UW	Underwriting File	$1.00
299	Utilities 2019	Underwriting File	$1.00
300	Utilities 2020	Underwriting File	$1.00
301	Utilities 2021	Underwriting File	$1.00
302	Utilities 2022	Underwriting File	$1.00
303	Utilities July 2023 TTM	Underwriting File	$1.00
304	Utilities Sponsor 2023 Forecast	Underwriting File	$1.00
305	Utilities UW	Underwriting File	$1.00
306	Total Undistributed Expenses 2019	Recalculation	$1.00
307	Total Undistributed Expenses 2020	Recalculation	$1.00
308	Total Undistributed Expenses 2021	Recalculation	$1.00
309	Total Undistributed Expenses 2022	Recalculation	$1.00
310	Total Undistributed Expenses July 2023 TTM	Recalculation	$1.00
311	Total Undistributed Expenses Sponsor 2023 Forecast	Recalculation	$1.00
312	Total Undistributed Expenses UW	Recalculation	$1.00
313	Gross Operating Profit 2019	Recalculation	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

FS 2023-4SZN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
314	Gross Operating Profit 2020	Recalculation	$1.00
315	Gross Operating Profit 2021	Recalculation	$1.00
316	Gross Operating Profit 2022	Recalculation	$1.00
317	Gross Operating Profit July 2023 TTM	Recalculation	$1.00
318	Gross Operating Profit Sponsor 2023 Forecast	Recalculation	$1.00
319	Gross Operating Profit UW	Recalculation	$1.00
320	Base Management Fee 2019	Underwriting File	$1.00
321	Base Management Fee 2020	Underwriting File	$1.00
322	Base Management Fee 2021	Underwriting File	$1.00
323	Base Management Fee 2022	Underwriting File	$1.00
324	Base Management Fee July 2023 TTM	Underwriting File	$1.00
325	Base Management Fee Sponsor 2023 Forecast	Underwriting File	$1.00
326	Base Management Fee UW	Underwriting File	$1.00
327	Incentive Management Fee 2019	Underwriting File	$1.00
328	Incentive Management Fee 2020	Underwriting File	$1.00
329	Incentive Management Fee 2021	Underwriting File	$1.00
330	Incentive Management Fee 2022	Underwriting File	$1.00
331	Incentive Management Fee July 2023 TTM	Underwriting File	$1.00
332	Incentive Management Fee Sponsor 2023 Forecast	Underwriting File	$1.00
333	Incentive Management Fee UW	Underwriting File	$1.00
334	Income Before Fixed Charges 2019	Recalculation	$1.00
335	Income Before Fixed Charges 2020	Recalculation	$1.00
336	Income Before Fixed Charges 2021	Recalculation	$1.00
337	Income Before Fixed Charges 2022	Recalculation	$1.00
338	Income Before Fixed Charges July 2023 TTM	Recalculation	$1.00
339	Income Before Fixed Charges Sponsor 2023 Forecast	Recalculation	$1.00
340	Income Before Fixed Charges UW	Recalculation	$1.00
341	Insurance 2019	Underwriting File	$1.00
342	Insurance 2020	Underwriting File	$1.00
343	Insurance 2021	Underwriting File	$1.00
344	Insurance 2022	Underwriting File	$1.00
345	Insurance July 2023 TTM	Underwriting File	$1.00
346	Insurance Sponsor 2023 Forecast	Underwriting File	$1.00
347	Insurance UW	Underwriting File	$1.00
348	Real Estate Taxes 2019	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

FS 2023-4SZN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
349	Real Estate Taxes 2020	Underwriting File	$1.00
350	Real Estate Taxes 2021	Underwriting File	$1.00
351	Real Estate Taxes 2022	Underwriting File	$1.00
352	Real Estate Taxes July 2023 TTM	Underwriting File	$1.00
353	Real Estate Taxes Sponsor 2023 Forecast	Underwriting File	$1.00
354	Real Estate Taxes UW	Underwriting File	$1.00
355	Rent 2019	Underwriting File	$1.00
356	Rent 2020	Underwriting File	$1.00
357	Rent 2021	Underwriting File	$1.00
358	Rent 2022	Underwriting File	$1.00
359	Rent July 2023 TTM	Underwriting File	$1.00
360	Rent Sponsor 2023 Forecast	Underwriting File	$1.00
361	Rent UW	Underwriting File	$1.00
362	Condo Owner Share 2019	Underwriting File	$1.00
363	Condo Owner Share 2020	Underwriting File	$1.00
364	Condo Owner Share 2021	Underwriting File	$1.00
365	Condo Owner Share 2022	Underwriting File	$1.00
366	Condo Owner Share July 2023 TTM	Underwriting File	$1.00
367	Condo Owner Share Sponsor 2023 Forecast	Underwriting File	$1.00
368	Condo Owner Share UW	Underwriting File	$1.00
369	Total Fixed and Other Expenses 2019	Recalculation	$1.00
370	Total Fixed and Other Expenses 2020	Recalculation	$1.00
371	Total Fixed and Other Expenses 2021	Recalculation	$1.00
372	Total Fixed and Other Expenses 2022	Recalculation	$1.00
373	Total Fixed and Other Expenses July 2023 TTM	Recalculation	$1.00
374	Total Fixed and Other Expenses Sponsor 2023 Forecast	Recalculation	$1.00
375	Total Fixed and Other Expenses UW	Recalculation	$1.00
376	Net Operating Income 2019	Recalculation	$1.00
377	Net Operating Income 2020	Recalculation	$1.00
378	Net Operating Income 2021	Recalculation	$1.00
379	Net Operating Income 2022	Recalculation	$1.00
380	Net Operating Income July 2023 TTM	Recalculation	$1.00
381	Net Operating Income Sponsor 2023 Forecast	Recalculation	$1.00
382	Net Operating Income UW	Recalculation	$1.00
383	FF&E 2019	Underwriting File	$1.00
384	FF&E 2020	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

FS 2023-4SZN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
385	FF&E 2021	Underwriting File	$1.00
386	FF&E 2022	Underwriting File	$1.00
387	FF&E July 2023 TTM	Underwriting File	$1.00
388	FF&E Sponsor 2023 Forecast	Underwriting File	$1.00
389	FF&E UW	Underwriting File	$1.00
390	Net Cash Flow 2019	Recalculation	$1.00
391	Net Cash Flow 2020	Recalculation	$1.00
392	Net Cash Flow 2021	Recalculation	$1.00
393	Net Cash Flow 2022	Recalculation	$1.00
394	Net Cash Flow July 2023 TTM	Recalculation	$1.00
395	Net Cash Flow Sponsor 2023 Forecast	Recalculation	$1.00
396	Net Cash Flow UW	Recalculation	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

FS 2023-4SZN	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Flag Term Remaining	Quotient of the count of the (i) number of days between the Closing Date and respective Flag Expiration Date and (ii) 365.
39	Mortgage Loan Closing Date Balance per Collateral Key	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Owned Units.
40	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
41	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
44	Individual As-Is Appraised Value per Collateral Key	Quotient of (i) Individual As-Is Appraised Value and (ii) Owned Units.
56	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
57	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate, and (iii) Interest Calculation (30/360 / Actual/360).
60	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
61	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Maturity Date.
62	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
65	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
66	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
75	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) aggregate Individual As-Is Appraised Value.
76	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
77	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
78	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
79	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
80	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
109	Occupancy 2019	Quotient of (i) Occupied Room Nights 2019 and (ii) Available Room Nights 2019.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

FS 2023-4SZN	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
110	Occupancy 2020	Quotient of (i) Occupied Room Nights 2020 and (ii) Available Room Nights 2020.
111	Occupancy 2021	Quotient of (i) Occupied Room Nights 2021 and (ii) Available Room Nights 2021.
112	Occupancy 2022	Quotient of (i) Occupied Room Nights 2022 and (ii) Available Room Nights 2022.
113	Occupancy July 2023 TTM	Quotient of (i) Occupied Room Nights July 2023 TTM and (ii) Available Room Nights July 2023 TTM.
114	Occupancy Sponsor 2023 Forecast	Quotient of (i) Occupied Room Nights Sponsor 2023 Forecast and (ii) Available Room Nights Sponsor 2023 Forecast.
115	Occupancy UW	Quotient of (i) Occupied Room Nights UW and (ii) Available Room Nights UW.
116	ADR 2019	Quotient of (i) the sum of (a) Rooms Revenue 2019 and (b) Residential Rental Revenue 2019 and (ii) Occupied Room Nights 2019.
117	ADR 2020	Quotient of (i) the sum of (a) Rooms Revenue 2020 and (b) Residential Rental Revenue 2020 and (ii) Occupied Room Nights 2020.
118	ADR 2021	Quotient of (i) the sum of (a) Rooms Revenue 2021 and (b) Residential Rental Revenue 2021 and (ii) Occupied Room Nights 2021.
119	ADR 2022	Quotient of (i) the sum of (a) Rooms Revenue 2022 and (b) Residential Rental Revenue 2022 and (ii) Occupied Room Nights 2022.
120	ADR July 2023 TTM	Quotient of (i) the sum of (a) Rooms Revenue July 2023 TTM and (b) Residential Rental Revenue July 2023 TTM and (ii) Occupied Room Nights July 2023 TTM.
121	ADR Sponsor 2023 Forecast	Quotient of (i) the sum of (a) Rooms Revenue Sponsor 2023 Forecast and (b) Residential Rental Revenue Sponsor 2023 Forecast and (ii) Occupied Room Nights Sponsor 2023 Forecast.
122	ADR UW	Quotient of (i) the sum of (a) Rooms Revenue UW and (b) Residential Rental Revenue UW and (ii) Occupied Room Nights UW.
123	RevPAR 2019	Quotient of (i) the sum (a) of Rooms Revenue 2019 and (b) Residential Rental Revenue 2019 and (ii) Available Room Nights 2019.
124	RevPAR 2020	Quotient of (i) the sum of (a) Rooms Revenue 2020 and (b) Residential Rental Revenue 2020 and (ii) Available Room Nights 2020.
125	RevPAR 2021	Quotient of (i) the sum of (a) Rooms Revenue 2021 and (b) Residential Rental Revenue 2021 and (ii) Available Room Nights 2021.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

FS 2023-4SZN	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
126	RevPAR 2022	Quotient of (i) the sum of (a) Rooms Revenue 2022 and (b) Residential Rental Revenue 2022 and (ii) Available Room Nights 2022.
127	RevPAR July 2023 TTM	Quotient of (i) the sum of (a) Rooms Revenue July 2023 TTM and (b) Residential Rental Revenue July 2023 TTM and (ii) Available Room Nights July 2023 TTM.
128	RevPAR Sponsor 2023 Forecast	Quotient of (i) the sum of (a) Rooms Revenue Sponsor 2023 Forecast and (b) Residential Rental Revenue Sponsor 2023 Forecast and (ii) Available Room Nights Sponsor 2023 Forecast.
129	RevPAR UW	Quotient of (i) the sum of (a) Rooms Revenue UW and (b) Residential Rental Revenue UW and (ii) Available Room Nights UW.
194	Total Revenue 2019	Sum of (i) Rooms Revenue 2019, (ii) Residential Rental Revenue 2019, (iii) Thomas Keller Restaurant 2019, (iv) F&B Revenue 2019, (v) Spa Revenue 2019, (vi) Other Operating Departments 2019 and (vii) Retail 2019.
195	Total Revenue 2020	Sum of (i) Rooms Revenue 2020, (ii) Residential Rental Revenue 2020, (iii) Thomas Keller Restaurant 2020, (iv) F&B Revenue 2020, (v) Spa Revenue 2020, (vi) Other Operating Departments 2020 and (vii) Retail 2020.
196	Total Revenue 2021	Sum of (i) Rooms Revenue 2021, (ii) Residential Rental Revenue 2021, (iii) Thomas Keller Restaurant 2021, (iv) F&B Revenue 2021, (v) Spa Revenue 2021, (vi) Other Operating Departments 2021 and (vii) Retail 2021.
197	Total Revenue 2022	Sum of (i) Rooms Revenue 2022, (ii) Residential Rental Revenue 2022, (iii) Thomas Keller Restaurant 2022, (iv) F&B Revenue 2022, (v) Spa Revenue 2022, (vi) Other Operating Departments 2022 and (vii) Retail 2022.
198	Total Revenue July 2023 TTM	Sum of (i) Rooms Revenue July 2023 TTM, (ii) Residential Rental Revenue July 2023 TTM, (iii) Thomas Keller Restaurant July 2023 TTM, (iv) F&B Revenue July 2023 TTM, (v) Spa Revenue July 2023 TTM, (vi) Other Operating Departments July 2023 TTM and (vii) Retail July 2023 TTM.
199	Total Revenue Sponsor 2023 Forecast	Sum of (i) Rooms Revenue Sponsor 2023 Forecast, (ii) Residential Rental Revenue Sponsor 2023 Forecast, (iii) Thomas Keller Restaurant Sponsor 2023 Forecast, (iv) F&B Revenue Sponsor 2023 Forecast, (v) Spa Revenue Sponsor 2023 Forecast, (vi) Other Operating Departments Sponsor 2023 Forecast and (vii) Retail Sponsor 2023 Forecast.
200	Total Revenue UW	Sum of (i) Rooms Revenue UW, (ii) Residential Rental Revenue UW, (iii) Thomas Keller Restaurant UW, (iv) F&B Revenue UW, (v) Spa Revenue UW, (vi) Other Operating Departments UW and (vii) Retail UW.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

FS 2023-4SZN	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
250	Total Departmental Expenses 2019	Sum of (i) Rooms Expense 2019, (ii) Residential Rental Expense 2019, (iii) Thomas Keller Restaurant Expense 2019, (iv) F&B Expense 2019, (v) Spa Expenses 2019, (vi) Other Operating Departments Expense 2019 and (vii) Retail Expense 2019.
251	Total Departmental Expenses 2020	Sum of (i) Rooms Expense 2020, (ii) Residential Rental Expense 2020, (iii) Thomas Keller Restaurant Expense 2020, (iv) F&B Expense 2020, (v) Spa Expenses 2020, (vi) Other Operating Departments Expense 2020 and (vii) Retail Expense 2020.
252	Total Departmental Expenses 2021	Sum of (i) Rooms Expense 2021, (ii) Residential Rental Expense 2021, (iii) Thomas Keller Restaurant Expense 2021, (iv) F&B Expense 2021, (v) Spa Expenses 2021, (vi) Other Operating Departments Expense 2021 and (vii) Retail Expense 2021.
253	Total Departmental Expenses 2022	Sum of (i) Rooms Expense 2022, (ii) Residential Rental Expense 2022, (iii) Thomas Keller Restaurant Expense 2022, (iv) F&B Expense 2022, (v) Spa Expenses 2022, (vi) Other Operating Departments Expense 2022 and (vii) Retail Expense 2022.
254	Total Departmental Expenses July 2023 TTM	Sum of (i) Rooms Expense July 2023 TTM, (ii) Residential Rental Expense July 2023 TTM, (iii) Thomas Keller Restaurant Expense July 2023 TTM, (iv) F&B Expense July 2023 TTM, (v) Spa Expenses July 2023 TTM, (vi) Other Operating Departments Expense July 2023 TTM and (vii) Retail Expense July 2023 TTM.
255	Total Departmental Expenses Sponsor 2023 Forecast	Sum of (i) Rooms Expense Sponsor 2023 Forecast, (ii) Residential Rental Expense Sponsor 2023 Forecast, (iii) Thomas Keller Restaurant Expense Sponsor 2023 Forecast, (iv) F&B Expense Sponsor 2023 Forecast, (v) Spa Expenses Sponsor 2023 Forecast, (vi) Other Operating Departments Expense Sponsor 2023 Forecast and (vii) Retail Expense Sponsor 2023 Forecast.
256	Total Departmental Expenses UW	Sum of (i) Rooms Expense UW, (ii) Residential Rental Expense UW, (iii) Thomas Keller Restaurant Expense UW, (iv) F&B Expense UW, (v) Spa Expenses UW, (vi) Other Operating Departments Expense UW and (vii) Retail Expense UW.
257	Departmental Profit 2019	Difference between (i) Total Revenue 2019 and (ii) Total Departmental Expenses 2019.
258	Departmental Profit 2020	Difference between (i) Total Revenue 2020 and (ii) Total Departmental Expenses 2020.
259	Departmental Profit 2021	Difference between (i) Total Revenue 2021 and (ii) Total Departmental Expenses 2021.
260	Departmental Profit 2022	Difference between (i) Total Revenue 2022 and (ii) Total Departmental Expenses 2022.
261	Departmental Profit July 2023 TTM	Difference between (i) Total Revenue July 2023 TTM and (ii) Total Departmental Expenses July 2023 TTM.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21

FS 2023-4SZN	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
262	Departmental Profit Sponsor 2023 Forecast	Difference between (i) Total Revenue Sponsor 2023 Forecast and (ii) Total Departmental Expenses Sponsor 2023 Forecast.
263	Departmental Profit UW	Difference between (i) Total Revenue UW and (ii) Total Departmental Expenses UW.
306	Total Undistributed Expenses 2019	Sum of (i) Administration & General 2019, (ii) Credit Card Commissions 2019, (iii) Information & Telecom Systems 2019, (iv) Sales & Marketing 2019, (v) Property Operation & Maintenance 2019 and (vi) Utilities 2019.
307	Total Undistributed Expenses 2020	Sum of (i) Administration & General 2020, (ii) Credit Card Commissions 2020, (iii) Information & Telecom Systems 2020, (iv) Sales & Marketing 2020, (v) Property Operation & Maintenance 2020 and (vi) Utilities 2020.
308	Total Undistributed Expenses 2021	Sum of (i) Administration & General 2021, (ii) Credit Card Commissions 2021, (iii) Information & Telecom Systems 2021, (iv) Sales & Marketing 2021, (v) Property Operation & Maintenance 2021 and (vi) Utilities 2021.
309	Total Undistributed Expenses 2022	Sum of (i) Administration & General 2022, (ii) Credit Card Commissions 2022, (iii) Information & Telecom Systems 2022, (iv) Sales & Marketing 2022, (v) Property Operation & Maintenance 2022 and (vi) Utilities 2022.
310	Total Undistributed Expenses July 2023 TTM	Sum of (i) Administration & General July 2023 TTM, (ii) Credit Card Commissions July 2023 TTM, (iii) Information & Telecom Systems July 2023 TTM, (iv) Sales & Marketing July 2023 TTM, (v) Property Operation & Maintenance July 2023 TTM and (vi) Utilities July 2023 TTM.
311	Total Undistributed Expenses Sponsor 2023 Forecast	Sum of (i) Administration & General Sponsor 2023 Forecast, (ii) Credit Card Commissions Sponsor 2023 Forecast, (iii) Information & Telecom Systems Sponsor 2023 Forecast, (iv) Sales & Marketing Sponsor 2023 Forecast, (v) Property Operation & Maintenance Sponsor 2023 Forecast and (vi) Utilities Sponsor 2023 Forecast.
312	Total Undistributed Expenses UW	Sum of (i) Administration & General UW, (ii) Credit Card Commissions UW, (iii) Information & Telecom Systems UW, (iv) Sales & Marketing UW, (v) Property Operation & Maintenance UW and (vi) Utilities UW.
313	Gross Operating Profit 2019	Difference between (i) Departmental Profit 2019 and (ii) Total Undistributed Expenses 2019.
314	Gross Operating Profit 2020	Difference between (i) Departmental Profit 2020 and (ii) Total Undistributed Expenses 2020.
315	Gross Operating Profit 2021	Difference between (i) Departmental Profit 2021 and (ii) Total Undistributed Expenses 2021.
316	Gross Operating Profit 2022	Difference between (i) Departmental Profit 2022 and (ii) Total Undistributed Expenses 2022.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	22

FS 2023-4SZN	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
317	Gross Operating Profit July 2023 TTM	Difference between (i) Departmental Profit July 2023 TTM and (ii) Total Undistributed Expenses July 2023 TTM.
318	Gross Operating Profit Sponsor 2023 Forecast	Difference between (i) Departmental Profit Sponsor 2023 Forecast and (ii) Total Undistributed Expenses Sponsor 2023 Forecast.
319	Gross Operating Profit UW	Difference between (i) Departmental Profit UW and (ii) Total Undistributed Expenses UW.
334	Income Before Fixed Charges 2019	Difference between (i) Gross Operating Profit 2019 and (ii) Base Management Fee 2019 and (iii) Incentive Management Fee 2019.
335	Income Before Fixed Charges 2020	Difference between (i) Gross Operating Profit 2020 and (ii) Base Management Fee 2020 and (iii) Incentive Management Fee 2020.
336	Income Before Fixed Charges 2021	Difference between (i) Gross Operating Profit 2021 and (ii) Base Management Fee 2021 and (iii) Incentive Management Fee 2021.
337	Income Before Fixed Charges 2022	Difference between (i) Gross Operating Profit 2022 and (ii) Base Management Fee 2022 and (iii) Incentive Management Fee 2022.
338	Income Before Fixed Charges July 2023 TTM	Difference between (i) Gross Operating Profit July 2023 TTM and (ii) Base Management Fee July 2023 TTM and (iii) Incentive Management Fee July 2023 TTM.
339	Income Before Fixed Charges Sponsor 2023 Forecast	Difference between (i) Gross Operating Profit Sponsor 2023 Forecast and (ii) Base Management Fee Sponsor 2023 Forecast and (iii) Incentive Management Fee Sponsor 2023 Forecast.
340	Income Before Fixed Charges UW	Difference between (i) Gross Operating Profit UW and (ii) Base Management Fee UW and (iii) Incentive Management Fee UW.
369	Total Fixed and Other Expenses 2019	Sum of (i) Insurance 2019, (ii) Real Estate Taxes 2019, (iii) Rent 2019 and (iv) Condo Owner Share 2019.
370	Total Fixed and Other Expenses 2020	Sum of (i) Insurance 2020, (ii) Real Estate Taxes 2020, (iii) Rent 2020 and (iv) Condo Owner Share 2020.
371	Total Fixed and Other Expenses 2021	Sum of (i) Insurance 2021, (ii) Real Estate Taxes 2021, (iii) Rent 2021 and (iv) Condo Owner Share 2021.
372	Total Fixed and Other Expenses 2022	Sum of (i) Insurance 2022, (ii) Real Estate Taxes 2022, (iii) Rent 2022 and (iv) Condo Owner Share 2022.
373	Total Fixed and Other Expenses July 2023 TTM	Sum of (i) Insurance July 2023 TTM, (ii) Real Estate Taxes July 2023 TTM, (iii) Rent July 2023 TTM and (iv) Condo Owner Share July 2023 TTM.
374	Total Fixed and Other Expenses Sponsor 2023 Forecast	Sum of (i) Insurance Sponsor 2023 Forecast, (ii) Real Estate Taxes Sponsor 2023 Forecast, (iii) Rent Sponsor 2023 Forecast and (iv) Condo Owner Share Sponsor 2023 Forecast.
375	Total Fixed and Other Expenses UW	Sum of (i) Insurance UW, (ii) Real Estate Taxes UW, (iii) Rent UW and (iv) Condo Owner Share UW.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	23

FS 2023-4SZN	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
376	Net Operating Income 2019	Difference of (i) Income Before Fixed Charges 2019 and (ii) Total Fixed and Other Expenses 2019.
377	Net Operating Income 2020	Difference of (i) Income Before Fixed Charges 2020 and (ii) Total Fixed and Other Expenses 2020.
378	Net Operating Income 2021	Difference of (i) Income Before Fixed Charges 2021 and (ii) Total Fixed and Other Expenses 2021.
379	Net Operating Income 2022	Difference of (i) Income Before Fixed Charges 2022 and (ii) Total Fixed and Other Expenses 2022.
380	Net Operating Income July 2023 TTM	Difference of (i) Income Before Fixed Charges July 2023 TTM and (ii) Total Fixed and Other Expenses July 2023 TTM.
381	Net Operating Income Sponsor 2023 Forecast	Difference of (i) Income Before Fixed Charges Sponsor 2023 Forecast and (ii) Total Fixed and Other Expenses Sponsor 2023 Forecast.
382	Net Operating Income UW	Difference of (i) Income Before Fixed Charges UW and (ii) Total Fixed and Other Expenses UW.
390	Net Cash Flow 2019	Difference of (i) Net Operating Income 2019 and (ii) FF&E 2019.
391	Net Cash Flow 2020	Difference of (i) Net Operating Income 2020 and (ii) FF&E 2020.
392	Net Cash Flow 2021	Difference of (i) Net Operating Income 2021 and (ii) FF&E 2021.
393	Net Cash Flow 2022	Difference of (i) Net Operating Income 2022 and (ii) FF&E 2022.
394	Net Cash Flow July 2023 TTM	Difference of (i) Net Operating Income July 2023 TTM and (ii) FF&E July 2023 TTM.
395	Net Cash Flow Sponsor 2023 Forecast	Difference of (i) Net Operating Income Sponsor 2023 Forecast and (ii) FF&E Sponsor 2023 Forecast.
396	Net Cash Flow UW	Difference of (i) Net Operating Income UW and (ii) FF&E UW.

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